Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies.
Commitments and Contingencies

20.Commitments and Contingencies

The Group has various lease contracts that have not yet commenced as of June 30, 2022. The future lease payments for these non-cancellable lease contracts are €200 thousand within one year, €1,847 thousand between one and five years and Nil thereafter.

The Group has commitments under operating contracts. The future payments for the operating contracts are €49,046 thousand within one year, €104,609 thousand between one and five years and €18,558 thousand thereafter. The commitments under operating contracts increased significantly during the period as a result of entering into a large number of supply-chain agreements to support the readiness for serial production.

Further, the Group has commitments of €12,673 thousand to acquire items of property, plant & equipment and commitments of €4,440 thousand to acquire items of intangible assets.

The Group is required to issue, subject to the execution of definitive agreements, warrants to purchase up to 6,200,000 Class A shares (the “Azul Additional Warrants”), which are expected to vest in three tranches upon achieving certain performance and market conditions (see note 17). As of the date these condensed interim financial statements were approved, no contracts with respect to the acquisition of Lilium Jets or any other collaboration have been executed.

On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson, and Barry Engle for purported violations of United States securities laws. This lawsuit was filed in the U.S. District Court for the Central District of California and is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 2:22-CV-02564. The Group’s management believes the claims are without merit and intend to vigorously defend this litigation. The lawsuit is currently at a preliminary stage and the Group cannot predict its outcome, so the Group therefore cannot determine the likelihood of loss or estimate a range of possible loss.